NEWBUILDINGS - Narrative (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Jan. 31, 2026 USD ($) veryLargeCrudeCarrier	Aug. 31, 2026 USD ($) veryLargeCrudeCarrier	Dec. 31, 2026 veryLargeCrudeCarrier	Mar. 31, 2027 veryLargeCrudeCarrier	Jun. 30, 2026 USD ($) veryLargeCrudeCarrier	Jun. 30, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Additions to newbuildings, vessels and equipment					$ 653,868	$ 2,402
VLCC vessels | Other related parties and affiliated companies | Hemen, Affiliates
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuildings acquired | veryLargeCrudeCarrier	9
Additions to newbuildings, vessels and equipment	$ 1,224,000
Number of newbuildings delivered | veryLargeCrudeCarrier					3
Remaining commitment					$ 601,100
VLCC vessels | Remainder of fiscal year | Other related parties and affiliated companies | Hemen, Affiliates
Disclosure of detailed information about property, plant and equipment [line items]
Remaining commitment					198,300
VLCC vessels | Next fiscal year | Other related parties and affiliated companies | Hemen, Affiliates
Disclosure of detailed information about property, plant and equipment [line items]
Remaining commitment					$ 89,800
VLCC vessels | Major purchases of assets | Other related parties and affiliated companies | Hemen, Affiliates
Disclosure of detailed information about property, plant and equipment [line items]
Additions to newbuildings, vessels and equipment		$ 313,000
Number of newbuildings delivered | veryLargeCrudeCarrier		3
VLCC vessels | Forecast | Major purchases of assets | Other related parties and affiliated companies | Hemen, Affiliates
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuildings delivered | veryLargeCrudeCarrier			2	3